Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Mar. 31, 2025	Mar. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Mar. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Mar. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Mar. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Mar. 30, 2015
Class I
Account Value [Line Items]
Accumulated Value	$ 10,218		$ 9,856	$ 9,438		$ 9,007	$ 9,463		$ 10,319	$ 9,834		$ 9,279	$ 9,527		$ 9,006	$ 9,640		$ 9,105	$ 9,447		$ 9,340	$ 9,300		$ 8,947	$ 8,986		$ 9,253	$ 9,840		$ 9,627	$ 10,000
Class N
Account Value [Line Items]
Accumulated Value	9,996		9,648	9,257		8,844	9,309		10,129	9,653		9,141	9,376		8,883	9,522		9,001	9,354		9,252	9,228		8,891	8,939		9,214	9,814		9,617	10,000
Class R
Account Value [Line Items]
Accumulated Value	9,777		9,459	9,088		8,686	9,157		9,980	9,513		9,013	9,275		8,792	9,428		8,929	9,284		9,200	9,192		8,866	8,921		9,210	9,818		9,611	10,000
S&P 500 Index N
Account Value [Line Items]
Accumulated Value	$ 32,472		33,123	$ 29,997		24,292	$ 23,095		19,974	$ 25,030		23,631	$ 21,644		18,177	$ 13,843		15,785	$ 14,881		15,141	$ 13,591		12,841	$ 11,922		10,828	$ 10,177		9,383	$ 10,000
S&P 500 Index I
Account Value [Line Items]
Accumulated Value		$ 32,472	33,123		$ 29,997	24,292		$ 23,095	19,974		$ 25,030	23,631		$ 21,644	18,177		$ 13,843	15,785		$ 14,881	15,141		$ 13,591	12,841		$ 11,922	10,828		$ 10,177	9,383		$ 10,000
S&P 500 Index R
Account Value [Line Items]
Accumulated Value		$ 32,472	$ 33,123		$ 29,997	$ 24,292		$ 23,095	$ 19,974		$ 25,030	$ 23,631		$ 21,644	$ 18,177		$ 13,843	$ 15,785		$ 14,881	$ 15,141		$ 13,591	$ 12,841		$ 11,922	$ 10,828		$ 10,177	$ 9,383		$ 10,000